UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                               ----------------------

Check here if Amendment |X|; Amendment Number:  1
                                               -----
This Amendment (Check only one.):      |X| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           S & E Partners, L.P.
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Address:        660 Madison Avenue, 20th Floor
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                New York, NY 10021
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Form 13F File Number            : 28-   04327
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Craig Effron
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Title:          President
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Phone:          212-355-5600
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Signature, Place, and Date of Signing:

/s/ Craig Effron              New York, NY           5/26/00
---------------------   ------------------------  --------------
      [Signature]             [City, State]           [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

                  Form 13F File Number          Name

              28-                               N/A
                  ----------------------       ---------------------------------
                  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           1
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Form 13F Information Table Entry Total:                     111
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Form 13F Information Table Value Total:                  $ 198,192
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                                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.               Form 13F File Number              Name

        01              28-04329                                 Scoggin LLC
      ------            -------------------------------------------------------

      [Repeat as necessary.]

Quarter Ended 03/31/00

                           Form 13F Information Table

           Column 1         Column 2     Column 3    Column 4               Column 5          Column 6  Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                      Value              SHRS or   SH/ Put/  Investment   Other    Voting Authority
Name of Issuer           Title of Class   Cusip      (x1000)    PRN      PRN AMT   PRN Call  Discretion Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp       common      003830106       183     1.1150  163,950              Sole               Sole
Abraxas Petroleum Corp       common      003830106       144     1.1150  129,092            Defined      01      Sole
Aetna Inc.                   common      008117103       696    55.6875   12,500              Sole               Sole
Aetna Inc.                   common      008117103       557    55.6875   10,000            Defined      01      Sole
America Online, Inc.         common      02364J104     1,356    67.8125   20,000              Sole               Sole
America Online, Inc.         common      02364J104     1,085    67.8125   16,000            Defined      01      Sole
ARV Assisted Living Inc      common      00204C107        72     1.4375   50,000              Sole               Sole
ARV Assisted Living Inc      common      00204C107        43     1.4375   30,000            Defined      01      Sole
AT&T Corp                    common      001957109     2,816    56.3125   50,000   Call       Sole               Sole
AT&T Corp                    common      001957109     2,253    56.3125   40,000   Call     Defined      01      Sole
AT&T Corp                    common      001957109     1,408    56.3125   25,000   Call       Sole               Sole
AT&T Corp                    common      001957109     1,126    56.3125   20,000   Call     Defined      01      Sole
AT&T Corp                    common      001957109     1,408    56.3125   25,000   Call       Sole               Sole
AT&T Corp                    common      001957109     1,126    56.3125   20,000   Call     Defined      01      Sole
AT&T Corp                    common      001957109     2,816    56.3125   50,000   Call       Sole               Sole
AT&T Corp                    common      001957109     2,253    56.3125   40,000   Call     Defined      01      Sole
AXENT Technologies Inc.      common      05459C108       703    18.7500   37,500              Sole               Sole
AXENT Technologies Inc.      common      05459C108       581    18.7500   31,000            Defined      01      Sole
BCE Inc                      common      05534B109    10,662   125.4375   85,000              Sole               Sole
BCE Inc                      common      05534B109     9,784   125.4375   78,000            Defined      01      Sole
Citizens Utilities Company   common      177342201     2,047    16.3750  125,000              Sole               Sole
Citizens Utilities Company   common      177342201     1,638    16.3750  100,000            Defined      01      Sole
Columbia Energy Group        common      197648108       889    59.2500   15,000              Sole               Sole
Columbia Energy Group        common      197648108       847    59.2500   14,300            Defined      01      Sole
Columbia Energy Group        common      197648108     3,703    59.2500   62,500   Call       Sole               Sole

           Column 1         Column 2     Column 3    Column 4               Column 5          Column 6  Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                      Value              SHRS or   SH/ Put/  Investment   Other    Voting Authority
Name of Issuer           Title of Class   Cusip      (x1000)    PRN      PRN AMT   PRN Call  Discretion Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group          common     197648108    3,259     59.2500      55,000   call     Defined      01  Sole
Columbus McKinnon Corp         common     199333105    3,844     12.5000     307,500              Sole           Sole
Columbus McKinnon Corp         common     199333105    1,831     12.5000     146,475            Defined      01  Sole
C-Cube Microsystems            common     125015107    1,092     72.8125      15,000              Sole           Sole
C-Cube Microsystems            common     125015107    2,112     72.8125      29,000            Defined      01  Sole
Earthgrain Co.                 common     270319106    2,231     14.8750     150,000              Sole           Sole
Earthgrain Co.                 common     270319106    1,859     14.8750     125,000            Defined      01  Sole
Edward Life Sciences           common     28176E108    1,017     13.5625      75,000              Sole           Sole
Edward Life Sciences           common     28176E108      814     13.5625      60,000            Defined      01  Sole
Gaylord Container Corporation  common     368145108      315      6.3750      49,400              Sole           Sole
Gaylord Container Corporation  common     368145108      226      6.3750      35,400            Defined      01  Sole
General Motors Corp.           common     370442105    3,727     82.8125      45,000   Call       Sole           Sole
General Motors Corp.           common     370442105    3,105     82.8125      37,500   Call     Defined      01  Sole
General Motors Corp.           common     370442105    2,070     82.8125      25,000    Put       Sole           Sole
General Motors Corp.           common     370442105    1,656     82.8125      20,000    Put     Defined      01  Sole
General Motors Corp.           common     370442105    1,449     82.8125      17,500   Call       Sole           Sole
General Motors Corp.           common     370442105    1,035     82.8125      12,500   Call     Defined      01  Sole
General Motors Corp - Class H  common     370442832    1,805    124.5000      14,500    Put       Sole           Sole
General Motors Corp - Class H  common     370442832    1,556    124.5000      12,500    Put     Defined      01  Sole
Kenetech Corp                  common     488878109      348      0.6100     570,000              Sole           Sole
Kenetech Corp                  common     488878109      286      0.6100     469,500            Defined      01  Sole
Marvel Enterprises Inc. 8%     conv. prf  57383M207    2,104      6.8750     306,000              Sole           Sole
Marvel Enterprises Inc. 8%     conv. prf  57383M207    1,403      6.8750     204,000            Defined      01  Sole
MediaOne Group, Inc            common     58440J104   11,340     81.0000     140,000              Sole           Sole
MediaOne Group, Inc            common     58440J104    9,518     81.0000     117,500            Defined      01  Sole
MediaOne Group, Inc            common     58440J104    1,013     81.0000      12,500   Call       Sole           Sole
MediaOne Group, Inc            common     58440J104    1,013     81.0000      12,500   Call       Sole           Sole
MediaOne Group, Inc            common     58440J104    1,013     81.0000      12,500   Call       Sole           Sole
MediaOne Group, Inc            common     58440J104    1,013     81.0000      12,500   Call     Defined      01  Sole
Medical Manager Corp           common     58461U103      878     35.1250      25,000              Sole           Sole
Medical Manager Corp           common     58461U103      650     35.1250      18,500            Defined      01  Sole
Metro One Telecommunications   common     59163F105      656     13.1250      50,000              Sole           Sole

           Column 1         Column 2     Column 3    Column 4               Column 5          Column 6  Column 7       Column 8
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                                                      Value              SHRS or   SH/ Put/  Investment   Other    Voting Authority
Name of Issuer           Title of Class   Cusip      (x1000)    PRN      PRN AMT   PRN Call  Discretion Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Metro One Telecommunications  common      59163F105        551   13.1250      42,000            Defined      01    Sole
Metropolis Realty Trust Inc.  common      591730106        430   10.7500      40,000              Sole             Sole
Metropolis Realty Trust Inc.  common      591730106        323   10.7500      30,088            Defined      01    Sole
Nabisco Holdings Corp         common      629526104     12,900   32.2500     400,000              Sole             Sole
Nabisco Holdings Corp         common      629526104     10,481   32.2500     325,000            Defined      01    Sole
Nabisco Holdings Corp         common      629526104        403   32.2500      12,500   Call       Sole             Sole
Nabisco Holdings Corp         common      629526104        403   32.2500      12,500   Call     Defined      01    Sole
Network Associaties, Inc.     common      640938106        402   32.1875      12,500              Sole             Sole
Network Associaties, Inc.     common      640938106        322   32.1875      10,000            Defined      01    Sole
Network Associaties, Inc.     common      640938106        805   32.1875      25,000   Call       Sole             Sole
Network Associaties, Inc.     common      640938106        644   32.1875      20,000   Call     Defined      01    Sole
Overseas Fimgroup Inc         common      690337118         10    0.2500      40,000              Sole             Sole
Overseas Fimgroup Inc         common      690337118          8    0.2500      30,000            Defined      01    Sole
Paradyne Networks Inc.        common      69911G107        908   30.2500      30,000              Sole             Sole
Paradyne Networks Inc.        common      69911G107        741   30.2500      24,500            Defined      01    Sole
Pervasive Software Inc.       common      715710109        320   12.8125      25,000              Sole             Sole
Pervasive Software Inc.       common      715710109        255   12.8125      19,900            Defined      01    Sole
Philip Morris Companies Inc.  common      718154107        264   21.1250      12,500              Sole             Sole
Philip Morris Companies Inc.  common      718154107        211   21.1250      10,000            Defined      01    Sole
Presstek Inc.                 common      741113104        945   23.6250      40,000              Sole             Sole
Presstek Inc.                 common      741113104        780   23.6250      33,000            Defined      01    Sole
Qwest Communications Intl     common      749121109      4,800   48.0000     100,000              Sole             Sole
Qwest communications Intl     common      749121109      4,800   48.0000     100,000            Defined      01    Sole
Qwest Communications          common      749121109      2,400   48.0000      50,000    Put       Sole             Sole
Qwest Communications Intl     common      749121109      1,920   48.0000      40,000    Put     Defined      01    Sole
Qwest Communications          common      749121109      2,400   48.0000      50,000    Put       Sole             Sole
Qwest Communications Intl     common      749121109      1,920   48.0000      40,000    Put     Defined      01    Sole
Rare Medium Group Inc         common      75382N109        330   44.0000       7,500              Sole             Sole
Rare Medium Group Inc         common      75382N109        264   44.0000       6,000            Defined      01    Sole
S&P 500 Index                 common      R40000SXZ        238   23.7500         100    Put       Sole             Sole
S&P 500 Index                 common      R40000SXZ        238   23.7500         100    Put     Defined      01    Sole
S&P 500 Index                 common      R45000SXZ        529   35.2500         150    Put       Sole             Sole

           Column 1         Column 2     Column 3    Column 4               Column 5          Column 6  Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                      Value              SHRS or   SH/ Put/  Investment   Other    Voting Authority
Name of Issuer           Title of Class   Cusip      (x1000)    PRN      PRN AMT   PRN Call  Discretion Managers   Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                common       R45000SXZ        353     35.2500         100    Put     Defined      01   Sole
Tele sudeste Celular         common       879252104        553     49.9375      11,080              Sole            Sole
Tele sudeste Celular         common       879252104        573     49.9375      11,480            Defined      01   Sole
Tele sudeste Celular         common       879252104      1,948     49.9375      39,000   Call       Sole            Sole
Tele sudeste Celular         common       879252104      1,548     49.9375      31,000   Call     Defined      01   Sole
Thermo Electron Corp.        common       883556102      1,019     20.3750      50,000              Sole            Sole
Thermo Electron Corp.        common       883556102        815     20.3750      40,000            Defined      01   Sole
3Com Corporation             common       885535104      1,389     55.5625      25,000              Sole            Sole
3Com Corporation             common       885535104      1,111     55.5625      20,000            Defined      01   Sole
Time Warner Inc.             common       887315109      2,500    100.0000      25,000   Call       Sole            Sole
Time Warner Inc.             common       887315109      2,000    100.0000      20,000   Call     Defined      01   Sole
Topps Company Inc            common       890786106        623      8.3125      75,000              Sole            Sole
Topps Company Inc            common       890786106        540      8.3125      65,000            Defined      01   Sole
US West Inc                  common       91273H101      1,816     72.6250      25,000              Sole            Sole
US West Inc                  common       91273H101      1,743     72.6250      24,000            Defined      01   Sole
US West Inc                  common       91273H101      3,631     72.6250      50,000   call       Sole            Sole
US West Inc                  common       91273H101      3,123     72.6250      43,000   call     Defined      01   Sole
Varian Inc                   common       922206107        959     38.3750      25,000              Sole            Sole
Varian Inc                   common       922206107        576     38.3750      15,000            Defined      01   Sole
Vengold Inc.                 common       92267K100        678      1.9375     350,000              Sole            Sole
Vengold Inc.                 common       92267K100        543      1.9375     280,000            Defined      01   Sole
Wyndham International Inc    common       983101106        984      1.8750     525,000              Sole            Sole
Wyndham International Inc    common       983101106        792      1.8750     422,500            Defined      01   Sole
                                                          198,192